(8) SECTOR FINANCIAL ASSETS AND LIABILITIES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfSectorFinancialAssetsAndLiabilitiesLineItems [Line Items]
Deferred	R$ 1,031,201	R$ 731,447	R$ (945,530)
Approved	476,956	(214,104)	30,612
Total	1,508,156	517,341	(914,918)
Operating revenue Constitution	1,088,148	1,115,051
Operating revenue Realization	119,768	785,786
Finance income (expenses) Monetary adjustment		(82,333)
Finance income (expenses) Monetary adjustment	80,240
Receipt Tariff flag	(297,340)	(386,242)
Current assets	1,330,981	210,834	0
Noncurrent assets	223,880	355,003	0
Current liabilities	0	(40,111)	(597,515)
Noncurrent liabilities	(46,703)	(8,385)	(317,406)
Deferred tariff costs and gains variations ("Parcel A") [Member]
DisclosureOfSectorFinancialAssetsAndLiabilitiesLineItems [Line Items]
Deferred	1,306,751	924,943	(762,573)
Approved	592,281	(235,916)	190,369
Total	1,899,031	689,026	(572,203)
Operating revenue Constitution	1,416,031	1,187,928
Operating revenue Realization	656	536,269
Finance income (expenses) Monetary adjustment	90,658	(76,726)
Receipt Tariff flag	(297,340)	(386,242)
Energy development account - CDE [Member]
DisclosureOfSectorFinancialAssetsAndLiabilitiesLineItems [Line Items]
Deferred	208,156	(235,901)	(342,161)
Approved	(7,275)	(263,520)	(70,301)
Total	200,881	(499,422)	(412,462)
Operating revenue Constitution	352,202	(405,409)
Operating revenue Realization	358,731	356,715
Finance income (expenses) Monetary adjustment	(10,630)	(38,267)
Receipt Tariff flag	0	0
Electric energy cost [Member]
DisclosureOfSectorFinancialAssetsAndLiabilitiesLineItems [Line Items]
Deferred	586,027	1,625,759	(506,490)
Approved	634,599	(18,280)	(239,777)
Total	1,220,626	1,607,479	(746,267)
Operating revenue Constitution	416,476	2,018,754
Operating revenue Realization	(599,527)	751,840
Finance income (expenses) Monetary adjustment	93,538	(31,144)
Receipt Tariff flag	(297,340)	(385,704)
System Service Charge (ESS) and Reserve Energy Charge (EER) [Member]
DisclosureOfSectorFinancialAssetsAndLiabilitiesLineItems [Line Items]
Deferred	(562,800)	(974,091)	(406,568)
Approved	(450,230)	(167,048)	(124,411)
Total	(1,013,030)	(1,141,139)	(530,979)
Operating revenue Constitution	(686,829)	(1,003,482)
Operating revenue Realization	878,350	450,638
Finance income (expenses) Monetary adjustment	(63,412)	(57,165)
Receipt Tariff flag	0	(151)
Proinfa [Member]
DisclosureOfSectorFinancialAssetsAndLiabilitiesLineItems [Line Items]
Deferred	246	(610)	3,492
Approved	3,129	(17,961)	31,414
Total	3,375	(18,572)	34,906
Operating revenue Constitution	8,456	(28,048)
Operating revenue Realization	13,411	(18,829)
Finance income (expenses) Monetary adjustment	80	(6,600)
Receipt Tariff flag	0	0
Basic network charges [Member]
DisclosureOfSectorFinancialAssetsAndLiabilitiesLineItems [Line Items]
Deferred	36,256	(20,163)	27,527
Approved	23,526	23,387	9,660
Total	59,782	3,224	37,187
Operating revenue Constitution	69,335	1,448
Operating revenue Realization	(16,318)	(35,035)
Finance income (expenses) Monetary adjustment	3,540	(376)
Receipt Tariff flag	0	0
Pass through from Itaipu [Member]
DisclosureOfSectorFinancialAssetsAndLiabilitiesLineItems [Line Items]
Deferred	1,141,254	959,518	147,012
Approved	465,184	125,860	442,911
Total	1,606,438	1,085,378	589,923
Operating revenue Constitution	1,222,806	1,022,892
Operating revenue Realization	(781,341)	(570,453)
Finance income (expenses) Monetary adjustment	79,596	43,016
Receipt Tariff flag	0	0
Transmission from Itaipu [Member]
DisclosureOfSectorFinancialAssetsAndLiabilitiesLineItems [Line Items]
Deferred	31,784	7,802	7,646
Approved	12,439	7,806	7,281
Total	44,222	15,608	14,927
Operating revenue Constitution	38,876	13,992
Operating revenue Realization	(11,909)	(13,705)
Finance income (expenses) Monetary adjustment	1,648	394
Receipt Tariff flag	0	0
Neutrality of industry charges [Member]
DisclosureOfSectorFinancialAssetsAndLiabilitiesLineItems [Line Items]
Deferred	(40,763)	32,566	142,091
Approved	(8,370)	112,084	164,375
Total	(49,133)	144,651	306,466
Operating revenue Constitution	(81,435)	89,103
Operating revenue Realization	(110,305)	(258,685)
Finance income (expenses) Monetary adjustment	(2,044)	7,767
Receipt Tariff flag	0	0
Overcontracting [Member]
DisclosureOfSectorFinancialAssetsAndLiabilitiesLineItems [Line Items]
Deferred	(93,409)	(469,937)	164,878
Approved	(80,721)	(38,244)	(30,782)
Total	(174,130)	(508,181)	134,096
Operating revenue Constitution	76,143	(521,321)
Operating revenue Realization	269,565	(126,217)
Finance income (expenses) Monetary adjustment	(11,657)	5,648
Receipt Tariff flag	0	(387)
Other financial components [Member]
DisclosureOfSectorFinancialAssetsAndLiabilitiesLineItems [Line Items]
Deferred	(275,550)	(193,496)	(182,958)
Approved	(115,325)	21,812	(159,759)
Total	(390,875)	(171,685)	(342,717)
Operating revenue Constitution	(327,883)	(72,877)
Operating revenue Realization	119,112	249,516
Finance income (expenses) Monetary adjustment	(10,419)	(5,607)
Receipt Tariff flag	R$ 0	0
Related to judicial injuctions [Member]
DisclosureOfSectorFinancialAssetsAndLiabilitiesLineItems [Line Items]
Deferred		0	(76,615)
Approved		(27,968)	(132,410)
Total		(27,968)	(209,025)
Operating revenue Constitution		(10,038)
Operating revenue Realization		190,291
Finance income (expenses) Monetary adjustment		805
Receipt Tariff flag		0
Others financial components [Member]
DisclosureOfSectorFinancialAssetsAndLiabilitiesLineItems [Line Items]
Deferred		(193,496)	(106,343)
Approved		49,780	(27,349)
Total		(143,717)	R$ (133,692)
Operating revenue Constitution		(62,839)
Operating revenue Realization		59,226
Finance income (expenses) Monetary adjustment		(6,412)
Receipt Tariff flag		R$ 0